Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Sep. 30, 2009	Mar. 31, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Vision Incentive Plan Expense			$ 1,300,000	$ 2,400,000	$ 600,000
Loans to equity accounted investees and joint venture partners carrying value			85,248,000	32,750,000
Summary of Significant Accounting Policies (Textual) [Abstract]
Unrecognized Tax Benefits, Interest on Income Taxes Accrued			39,804,000	45,302,000	40,943,000	17,296,000
Reclassification of revenues				26,900,000	9,600,000
Reclassification of accounts receivable				11,600,000
Reclassification of certain crew training expenses					13,600,000
Condition for claiming depreciation vessel's estimated useful life			commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for 25 years or 35 years
Depreciation of vessels and equipment excluding amortization of dry docking expenditures			356,000,000	355,500,000	362,300,000
Amortization of vessels accounted for as capital leases			34,700,000	33,500,000	31,600,000
Interest costs capitalized to vessels and equipment			8,100,000	14,000,000	14,000,000
ARO receivable recorded in other non-current assets from third parties			21,200,000	23,000,000
Associated receivable recorded in other non-current assets from third parties			6,100,000	6,800,000
Interim distribution made to certain participants in restricted stock units		13,300,000
Restricted stock units with New Participants Reserve Pool allocation under the VIP	187,400
Minimum period to dry dock			2 years 6 months
Maximum period to dry dock			5 years
Vision incentive plan [Member]
Property, Plant and Equipment [Line Items]
VIP Liability			0	0
Teekay BLT Corporation [Member]
Property, Plant and Equipment [Line Items]
Loans to equity accounted investees and joint venture partners carrying value			$ 19,100,000	$ 20,200,000
Teekay LNG [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			99.00%
Teekay Tangguh Borrower LLC [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			70.00%
Oil Tankers [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Average			25
FPSO Units [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum			20
Property, Plant and Equipment, Useful Life, Maximum			30
LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Average			35
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Average			35